Operating Lease (Details) - Schedule of recognized operating lease liabilities, including both current and noncurrent portions - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of Recognized Operating Lease Liabilities, Including Both Current and Noncurrent Portions [Abstract]
Right-of-use assets	$ 187,800	$ 241,554
Operating lease liabilities - current	24,655	51,239
Operating lease liabilities - non-current
Total operating lease liabilities	$ 24,655	$ 51,239